CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net Sales (Including sales to related parties of $902,638 and $1,491,875 during the years ended December 31, 2011 and 2010, respectively)	$ 43,162,026	$ 28,818,982
Cost of Sales	31,048,952	21,242,024
Gross Profit	12,113,074	7,576,958
Operating Expenses
Selling expenses	1,865,086	959,673
General and administrative expenses	3,308,312	1,205,881
Loss on disposal of plant, property and equipment		144,732
Total Operating Expenses	5,173,398	2,310,286
Income From Operations	6,939,676	5,266,672
Other Income (Expenses)
Non-operating income	52,043	57,844
Foreign exchange transaction loss	(90,609)	(66,419)
Interest income	1,402	2,549
Financial expense	(76,836)	(22,556)
Total Other Expenses, Net	(114,000)	(28,582)
Income Before Income Tax	6,825,676	5,238,090
Income Tax Expense	1,460,511	1,035,081
Net Income	5,365,165	4,203,009
Other Comprehensive Income
Foreign currency translation	527,218	294,871
Comprehensive Income	$ 5,892,383	$ 4,497,880
Basic weighted average shares outstanding (in Shares)	14,506,915	9,685,000
Diluted weighted average shares outstanding (in Shares)	14,697,206	9,685,000
Basic net earnings per share (in Dollars per share)	$ 0.37	$ 0.43
Diluted net earnings per share (in Dollars per share)	$ 0.37	$ 0.43